Critical Accounting Estimates and Judgments	12 Months Ended
Jun. 30, 2020
Accounting Judgments and Estimates [Abstract]
Critical Accounting Estimates and Judgments	Critical Accounting Estimates and Judgments
Management has identified the following critical accounting policies for which significant judgments, estimates and assumptions are made.
Critical accounting estimates and assumptions
Revenue recognition
Determining the SSP for products and services requires estimates and assumptions. We typically determine a SSP range for our products and services which is reassessed on a periodic basis or when facts and circumstances change. For all performance obligations other than perpetual and term licenses, we are able to determine SSP based on the observable prices of products or services sold separately in comparable circumstances to similar customers. In instances where performance obligations do not have observable standalone sales, we utilize available information that may include market conditions, pricing strategies, the economic life of the software, and other observable inputs to estimate the price we would charge if the products and services were sold separately.
Critical accounting judgments
Impairment of non-financial assets
For assets excluding goodwill, and CGUs, impairment assessments are made at each reporting date by evaluating conditions specific to the Group and to the particular asset that may lead to impairment. Goodwill is tested for impairment annually during the fourth quarter of the Group's fiscal year and when circumstances indicate that the carrying value may be impaired. These include product performance, technology, economic and political environments, and future product expectations. If an impairment trigger exists or when annual impairment testing for an asset is required, the recoverable amount of the asset is determined.
There was no goodwill impairment in the fiscal years ended 2020, 2019 and 2018. No indicators of impairment existed that were significant enough to warrant non-financial assets other than goodwill to be tested for impairment in the fiscal years ended 2020, 2019 and 2018. For details of non-financial assets, please refer to Note 10, “Property and Equipment” and Note 11, “Goodwill and Intangible assets.”